Stock-based compensation - Restricted Stock Units (Details) - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2022	Aug. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of units outstanding
Beginning balance (shares)				1,377,999
Granted (shares)		1,051,167			1,377,999
Forfeited (shares)				(1,377,999)
Ending balance (shares)					1,377,999
Weighted Average Fair Value Per unit
Beginning balance (usd per share)					$ 8.98
Granted (usd per share)					8.98
Forfeited (usd per share)				$ 8.98
Ending balance (usd per share)					$ 8.98
Restricted stock units
Number of units outstanding
Granted (shares)	1,051,167		1,885,500
Forfeited (shares)			(291,500)
Vested (shares)			(11,780)
Ending balance (shares)			1,582,220
Weighted Average Fair Value Per unit
Beginning balance (usd per share)			$ 5.25
Granted (usd per share)			5.25
Forfeited (usd per share)			5.25
Vested (usd per share)			5.26
Ending balance (usd per share)			$ 5.25